S000033316 [Member] Investment Objectives and Goals - Northern Trust iBoxx 3-Year Target Duration TIPS ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust iBoxx® 3-Year Target Duration TIPS ETF (formerly, FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the iBoxx 3-Year Target Duration TIPS Index (the “Underlying Index”).